Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions
The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18
For Administrative, Disciplinary and Criminal Penalties	5,306	8,162
For Termination Benefits	171,358	133,720
Others	2,570,302	2,087,646

Total	2,746,966	2,229,528